Quarterly Financial Data - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended							12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Line Items]
Gain (Loss) on Termination of Lease			$ 23
Impairment of Oil and Gas Properties		$ (60)						$ (60)		$ (2,308)
Loss on extinguishment of debt		(17)						(17)	$ (1)	(65)
Disposal group contract obligation expense								5	0	187
IncomeTaxReconciliationChangeInStatutoryTaxRate	$ 92							92	0	0
Deferred Other Tax Expense (Benefit)							$ 14	(12)	15	8
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					$ 238				(238)
Permian [Member]
Quarterly Financial Data [Line Items]
Gain (Loss) on Disposition of Proved Property	11	111	$ 31					103
San Juan [Member]
Quarterly Financial Data [Line Items]
Gain (Loss) on Disposition of Proved Property				$ 18	$ 11	$ 5	$ 199
Piceance Basin [Member]
Quarterly Financial Data [Line Items]
DisposalGroupOperatingTaxRefund		$ 10						$ 10
Disposal group contract obligation expense									104
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax						$ 52			$ 52
Powder River Basin
Quarterly Financial Data [Line Items]
Disposal group contract obligation expense	$ 5									187
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax										$ (15)